Fair Values of Assets and Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in fair value for all assets and liabilities measured at fair value
End of Period Balance			$ 231
Residential Non-agency Prime [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	1,103	1,429	183
Net Gains (Losses) Included in Net Income	6	2	(4)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	4	82	542
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(310)	(410)	(1,540)
Net transfer into Level 3			2,248
End of Period Balance	803	1,103	1,429
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(4)	76	358
Additional detail of purchases, sales, principal payments, issuances and settlements
Sales	(115)
Principal Payments	(195)
Net Total	(310)	(410)	(1,540)
Residential Non-agency Non-Prime [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	947	968	1,022
Net Gains (Losses) Included in Net Income	(7)	(47)	(141)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	1	146	151
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(139)	(120)	(197)
Net transfer into Level 3			133
End of Period Balance	802	947	968
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	1	145	29
Additional detail of purchases, sales, principal payments, issuances and settlements
Sales	(13)
Principal Payments	(126)
Net Total	(139)	(120)	(197)
Commercial Mortgage-backed Non-Agency Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	50	13	17
Net Gains (Losses) Included in Net Income	3	2	(1)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(3)	3	(1)
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(8)	32	(3)
Net transfer into Level 3			1
End of Period Balance	42	50	13
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(2)	3	(1)
Additional detail of purchases, sales, principal payments, issuances and settlements
Sales	(4)
Principal Payments	(4)
Net Total	(8)	32	(3)
Collateralized Loan Obligations [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	135	98	86
Net Gains (Losses) Included in Net Income	13	7	(3)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	5		2
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(33)	30	9
Net transfer into Level 3			4
End of Period Balance	120	135	98
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	5	4	3
Additional detail of purchases, sales, principal payments, issuances and settlements
Principal Payments	(33)
Net Total	(33)	30	9
Other [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	133	357	523
Net Gains (Losses) Included in Net Income	10	2	(180)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(7)	11	101
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(19)	(237)	(90)
Net transfer into Level 3			3
End of Period Balance	117	133	357
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(7)	12	3
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	5
Principal Payments	(24)
Net Total	(19)	(237)	(90)
Corporate Debt Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	9	10	13
Net Gains (Losses) Included in Net Income	0	(1)	(3)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	0
End of Period Balance	9	9	10
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	0
Additional detail of purchases, sales, principal payments, issuances and settlements
Net Total	0
Other Investments [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance		231
Net Gains (Losses) Included in Net Income		5	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		10	(10)
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements		(246)	(4)
Net transfer into Level 3			243
End of Period Balance			231
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period			(10)
Additional detail of purchases, sales, principal payments, issuances and settlements
Net Total		(246)	(4)
Available for Sale Securities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	2,377	3,106	1,844
Net Gains (Losses) Included in Net Income	25	(30)	(330)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	252	785
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(509)	(951)	(1,825)
Net transfer into Level 3			2,632
End of Period Balance	1,893	2,377	3,106
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(7)	240	382
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	5
Sales	(132)
Principal Payments	(382)
Net Total	(509)	(951)	(1,825)
Mortgage servicing rights [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	1,837	1,749	1,194
Net Gains (Losses) Included in Net Income	(972)	(616)	(394)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	654	704	949
End of Period Balance	1,519	1,837	1,749
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(972)	(616)	(394)
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	35
Issuances	619
Net Total	654	704	949
Net derivative assets and liabilities [Member]
Changes in fair value for all assets and liabilities measured at fair value
Beginning of period balance	851	815	1,698
Net Gains (Losses) Included in Net Income	1,550	1,427	(755)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0
Net Total Purchases, Sales, Principal Payments, Issuances and Settlements	(1,173)	(1,391)	(129)
Net transfer into Level 3			1
End of Period Balance	1,228	851	815
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(383)	(318)	(1,328)
Additional detail of purchases, sales, principal payments, issuances and settlements
Purchases	1
Sales	(8)
Settlements	(1,166)
Net Total	$ (1,173)	$ (1,391)	$ (129)